LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of operating leases
As of
December 31,
2021
Right-of-use assets	$185,095
Right of use asset-accumulated amortization	(137,478)
Right-of-use assets, net	47,617

Lease liability, current	47,617
Total lease liability	$47,617

Summary of maturities of operating lease liabilities
Maturity of operating lease liability
2022	$47,861
Total future minimum lease payments	47,861
Less imputed interest	(244)
Total	$47,617